Provisions - Summary of other provisions (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Classes of other provisions [abstract]
Warranty provision	$ 14,151	$ 13,411
Restructuring provision	9,646	2,009
Legal provision	2,179	3,406
Current provisions	$ 25,976	$ 18,826	[1]	$ 6,636

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.